Employee compensation - Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 108,672	$ 90,268
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	18,305	16,104
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	15,494	13,508
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	47,997	41,727
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 26,876	$ 18,929